Key Management Personnel Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Personnel Compensation [Abstract]
Schedule of Compensation to Key Management Personnel of the Group

The compensation to key management personnel of the Group is as follows:

	2025	2024	2023
	US$	US$	US$

Salaries, allowances and other benefits	915,127	1,735,928	1,384,247
Equity-settled share-based payment expense	793,402	2,076,504	4,869,487
Reversal of other long-term employee benefits	-	-	(69,207)
Pension scheme contributions	18,070	28,088	19,189
	1,726,599	3,840,520	6,203,716